UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Palestra Capital Management LLC
Address: 1330 Avenue of the Americas
         21st Floor
         New York, NY  10019

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Rogers
Title:     Chief Financial Officer
Phone:     212-291-7485

Signature, Place, and Date of Signing:

 /s/   John Rogers     New York, NY     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $132,743 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC                     COM              009363102     4473    49000 SH       SOLE                    49000        0        0
B/E AEROSPACE INC              COM              073302101     4891    99000 SH       SOLE                    99000        0        0
CANADIAN PAC RY LTD            COM              13645T100     4981    49000 SH       SOLE                    49000        0        0
CBS CORP NEW                   CL B             124857202     7341   192937 SH       SOLE                   192937        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     8310   109000 SH       SOLE                   109000        0        0
COLFAX CORP                    COM              194014106     5447   135000 SH       SOLE                   135000        0        0
DOLLAR GEN CORP NEW            COM              256677105     5291   120000 SH       SOLE                   120000        0        0
EQUINIX INC                    COM NEW          29444U502     6392    31000 SH       SOLE                    31000        0        0
FLEETCOR TECHNOLOGIES INC      COM              339041105     6384   119000 SH       SOLE                   119000        0        0
INTERXION HOLDING N.V          SHS              N47279109     6320   266000 SH       SOLE                   266000        0        0
LAMAR ADVERTISING CO           CL A             512815101     6394   165000 SH       SOLE                   165000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101     6863   109000 SH       SOLE                   109000        0        0
MASTERCARD INC                 CL A             57636Q104     6509    13250 SH       SOLE                    13250        0        0
MONDELEZ INTL INC              CL A             609207105     8171   321000 SH       SOLE                   321000        0        0
NEWS CORP                      CL A             65248E104     4566   179000 SH       SOLE                   179000        0        0
OWENS CORNING NEW              COM              690742101     5142   139000 SH       SOLE                   139000        0        0
REALOGY HLDGS CORP             COM              75605Y106     4280   102000 SH       SOLE                   102000        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104     5020   213000 SH       SOLE                   213000        0        0
SEMGROUP CORP                  CL A             81663A105     6136   157000 SH       SOLE                   157000        0        0
SHERWIN WILLIAMS CO            COM              824348106     5076    33000 SH       SOLE                    33000        0        0
SIRIUS XM RADIO INC            COM              82967N108     3196  1106000 SH       SOLE                  1106000        0        0
TRIPADVISOR INC                COM              896945201     6330   151000 SH       SOLE                   151000        0        0
VISA INC                       COM CL A         92826C839     5230    34500 SH       SOLE                    34500        0        0